Certain Balance Sheet Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Property, Plant And Equipment

Property, plant and equipment of the following at December 31, 2015 and 2014 (in millions):

	CEQP		CMLP
	December 31,		December 31,
	2015	2014	2015	2014
Gathering systems and pipelines	$1,070.4	$1,410.9	$1,213.2	$1,279.5
Facilities and equipment	1,505.9	1,648.3	1,691.0	1,653.8
Buildings, land, rights-of-way, storage contracts and easements	833.4	841.5	837.1	840.0
Vehicles	46.3	45.2	44.6	43.5
Construction in process	114.5	156.5	114.5	156.5
Base gas	37.3	37.5	37.3	37.5
Salt deposits	120.5	120.5	120.5	120.5
Office furniture and fixtures	19.4	13.5	19.5	13.3

	3,747.7	4,273.9	4,077.7	4,144.6
Less: accumulated depreciation and depletion	436.9	380.1	552.0	398.6

Total property, plant and equipment, net	$3,310.8	$3,893.8	$3,525.7	$3,746.0

Intangible Assets

Intangible assets consisted of the following at December 31, 2015 and 2014 (in millions):

	CEQP		CMLP
	December 31,		December 31,
	2015	2014	2015	2014
Customer accounts	$583.7	$583.7	$583.7	$583.7
Covenants not to compete	6.6	9.6	5.6	8.6
Gas gathering, compression and processing contracts	325.2	730.2	325.2	431.4
Acquired storage contracts	29.0	29.0	29.0	29.0
Trademarks	31.3	32.2	15.8	16.7
Deferred financing costs	63.3	57.2	63.3	54.3

	1,039.1	1,441.9	1,022.6	1,123.7
Less: accumulated amortization	229.0	210.6	220.3	154.1

Total intangible assets, net	$810.1	$1,231.3	$802.3	$969.6

Schedule of Intangible Assets, Future Amortization Expense

Estimated amortization of our intangible assets for the next five years is as follows (in millions):

Year Ending December 31,	CEQP	CMLP
2016	$82.9	$79.6
2017	69.8	66.7
2018	57.4	55.9
2019	53.8	53.8
2020	52.6	52.6

Schedule of Accrued Liabilities

Accrued expenses and other liabilities consisted of the following at March 31, 2016 and December 31, 2015 (in millions):

	CEQP		CMLP
	March 31,	December 31,	March 31,	December 31,
	2016	2015	2016	2015
Accrued expenses	$30.7	$46.4	$29.0	$44.1
Accrued property taxes	5.4	4.8	5.4	4.8
Accrued product purchases payable	1.4	1.5	1.4	1.5
Tax payable	1.3	0.5	0.8	0.5
Interest payable	35.6	26.2	35.6	26.2
Accrued additions to property, plant and equipment	5.3	10.4	5.3	10.4
Capital leases	1.4	1.6	1.4	1.6
Deferred revenue	15.7	14.2	15.7	14.2

Total accrued expenses and other liabilities	$96.8	$105.6	$94.6	$103.3

Accrued expenses and other liabilities consisted of the following at December 31, 2015 and 2014 (in millions):

	CEQP		CMLP
	December 31,		December 31,
	2015	2014	2015	2014
Accrued expenses	$46.4	$52.5	$44.1	$50.0
Accrued property taxes	4.8	2.2	4.8	2.2
Accrued product purchases payable	1.5	0.7	1.5	0.7
Tax payable	0.5	1.6	0.5	1.2
Interest payable	26.2	23.5	26.2	21.9
Accrued additions to property, plant and equipment	10.4	20.0	10.4	20.0
Commitments and contingent liabilities (Note 15)	—	40.0	—	40.0
Capital leases	1.6	1.9	1.6	1.9
Deferred revenue	14.2	12.2	14.2	12.2

Total accrued expenses and other liabilities	$105.6	$154.6	$103.3	$150.1